Nature of Operations and Summary of Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Nature of operations and summary of significant accounting and reporting Policies [Abstract]
Schedule of Consolidated Financial Statements	The subsidiaries considered in the preparation of these consolidated financial statements are:
		% Shareholding and Voting Power
Name of Subsidiary	Country of Incorporation	As of March 31, 2023	As of March 31, 2022
Lytus Technologies Private Limited	India	100%	100%
Sri Sai Cable and Broadband Private Limited	India	51%	—
Lytus Technologies Inc.	United States	100%	—
DDC CATV Network Private Limited (Deconsolidated on April 1, 2021) (refer note 24)	India	—	—
Global Health Sciences, Inc. (Deconsolidated on March 1, 2023) (Refer to Note 24)	United States	—	75%

Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods	The estimated useful lives of property and equipment for current and comparative periods are as follows:
Buildings	40 years
Property and equipment	3-15 years
Fixtures and fittings	5-10 years
Office equipments	5-10 years
Plant and Machinery	5-10 years

Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets	The useful lives of intangible assets are assessed as either finite or indefinite. Finite-life intangible assets are amortized on a written down basis over the period of their expected useful lives. Estimated useful lives by major class of finite-life intangible assets are as follow:
Customers acquisition	5 Years
Trademark/Copy rights	5 Years
Computer Software	5 Years
Commercial Rights	5-10 years